Guarantor Finanical Information Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	$ (209,765)	$ (119,388)	$ (39,533)
Income (Loss) from Discontinued Operations, Net of Income Taxes	683	955	843	535	558	824	995	953	3,016	3,330	2,341
Income (Loss) from Continuing Operations	(121,252)	$ (28,772)	$ (47,095)	(15,662)	(30,242)	(8,852)	$ (68,061)	(15,563)	(212,781)	(122,718)	(41,874)
Equity in Losses (Earnings) of Subsidiary									0	0	0
Adjustments to reconcile net (loss) income to cash (used in) from operating activities									180,027	43,907	112,769
Net cash (used in) from operating activities of continuing operations									(32,754)	(78,811)	70,895
Net cash from operating activities of discontinued operations									10,621	3,734	3,490
Net Cash Provided by (Used in) Operating Activities									(22,133)	(75,077)	74,385
Capital expenditures									(7,171)	(11,184)	(10,181)
Proceeds from Sale of Property, Plant, and Equipment									28,631	7,464	794
Payments for Advance to Affiliate									0	0
Net cash (used in) from investing activities									21,460	(3,720)	(9,387)
Net cash used in investing activities of discontinued operations									(1,079)	(1,167)	(1,423)
Net Cash Provided by (Used in) Investing Activities									20,381	(4,887)	(10,810)
Proceeds from long-term debt									967,035	462,404	115,300
Repayments of long-term debt									(960,962)	(403,811)	(170,345)
Net intercompany (repayments) borrowings									0	0	0
Other financing activities, net									(500)	(393)	1,140
Net cash from (used in) financing activities									5,573	58,200	(53,905)
Effect of exchange rate changes on cash and cash equivalents									(1,175)	(611)	(448)
Net change in cash and cash equivalents									2,646	(22,375)	9,222
Cash and cash equivalents—beginning of year				8,454	8,454			30,829	8,454	30,829	21,607
Cash and cash equivalents—end of year	11,100				8,454	8,454			11,100	8,454	30,829
Parent
Net (loss) income									(209,765)	(119,388)	(39,533)
Income (Loss) from Discontinued Operations, Net of Income Taxes									(1,457)	(712)	(181)
Income (Loss) from Continuing Operations									(208,308)	(118,676)	(39,352)
Equity in Losses (Earnings) of Subsidiary									29,683	43,422	8,938
Adjustments to reconcile net (loss) income to cash (used in) from operating activities									172,760	34,970	92,055
Net cash (used in) from operating activities of continuing operations									(5,865)	(40,284)	61,641
Net cash from operating activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Operating Activities									(5,865)	(40,284)	61,641
Capital expenditures									(4,274)	(5,642)	(6,700)
Proceeds from Sale of Property, Plant, and Equipment									8,520	7,464	778
Payments for Advance to Affiliate									(5,291)	(25,941)
Net cash (used in) from investing activities									(1,045)	(24,119)	(5,922)
Net cash used in investing activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Investing Activities									(1,045)	(24,119)	(5,922)
Proceeds from long-term debt									967,035	459,406	115,300
Repayments of long-term debt									(958,916)	(402,774)	(166,190)
Net intercompany (repayments) borrowings									0	0	(1,896)
Other financing activities, net									(500)	(393)	1,636
Net cash from (used in) financing activities									7,619	56,239	(51,150)
Effect of exchange rate changes on cash and cash equivalents									0	0	0
Net change in cash and cash equivalents									709	(8,164)	4,569
Cash and cash equivalents—beginning of year				511	511			8,675	511	8,675	4,106
Cash and cash equivalents—end of year	1,220				511	511			1,220	511	8,675
Guarantors
Net (loss) income									13,927	5,246	4,013
Income (Loss) from Discontinued Operations, Net of Income Taxes									4,473	4,042	2,522
Income (Loss) from Continuing Operations									9,454	1,204	1,491
Equity in Losses (Earnings) of Subsidiary									0	0	0
Adjustments to reconcile net (loss) income to cash (used in) from operating activities									(14,738)	42	330
Net cash (used in) from operating activities of continuing operations									(5,284)	1,246	1,821
Net cash from operating activities of discontinued operations									10,621	3,734	3,490
Net Cash Provided by (Used in) Operating Activities									5,337	4,980	5,311
Capital expenditures									(1,079)	(363)	(43)
Proceeds from Sale of Property, Plant, and Equipment									20,100	0	9
Payments for Advance to Affiliate									0	0
Net cash (used in) from investing activities									19,021	(363)	(34)
Net cash used in investing activities of discontinued operations									(1,079)	(1,167)	(1,423)
Net Cash Provided by (Used in) Investing Activities									17,942	(1,530)	(1,457)
Proceeds from long-term debt									0	0	0
Repayments of long-term debt									0	0	0
Net intercompany (repayments) borrowings									(24,210)	(2,968)	(4,262)
Other financing activities, net									0	0	0
Net cash from (used in) financing activities									(24,210)	(2,968)	(4,262)
Effect of exchange rate changes on cash and cash equivalents									0	0	0
Net change in cash and cash equivalents									(931)	482	(408)
Cash and cash equivalents—beginning of year				977	977			495	977	495	903
Cash and cash equivalents—end of year	46				977	977			46	977	495
Non-Guarantors
Net (loss) income									(43,610)	(48,873)	(12,951)
Income (Loss) from Discontinued Operations, Net of Income Taxes									0	0	0
Income (Loss) from Continuing Operations									(43,610)	(48,873)	(12,951)
Equity in Losses (Earnings) of Subsidiary									0	0	0
Adjustments to reconcile net (loss) income to cash (used in) from operating activities									22,005	9,100	20,384
Net cash (used in) from operating activities of continuing operations									(21,605)	(39,773)	7,433
Net cash from operating activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Operating Activities									(21,605)	(39,773)	7,433
Capital expenditures									(1,818)	(5,179)	(3,438)
Proceeds from Sale of Property, Plant, and Equipment									11	0	7
Payments for Advance to Affiliate									0	0
Net cash (used in) from investing activities									(1,807)	(5,179)	(3,431)
Net cash used in investing activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Investing Activities									(1,807)	(5,179)	(3,431)
Proceeds from long-term debt									0	2,998	0
Repayments of long-term debt									(2,046)	(1,037)	(4,155)
Net intercompany (repayments) borrowings									29,501	28,909	6,158
Other financing activities, net									0	0	(496)
Net cash from (used in) financing activities									27,455	30,870	1,507
Effect of exchange rate changes on cash and cash equivalents									(1,175)	(611)	(448)
Net change in cash and cash equivalents									2,868	(14,693)	5,061
Cash and cash equivalents—beginning of year				6,966	6,966			21,659	6,966	21,659	16,598
Cash and cash equivalents—end of year	9,834				6,966	6,966			9,834	6,966	21,659
Eliminations
Net (loss) income									29,683	43,627	8,938
Income (Loss) from Discontinued Operations, Net of Income Taxes									0	0	0
Income (Loss) from Continuing Operations									29,683	43,627	8,938
Equity in Losses (Earnings) of Subsidiary									(29,683)	(43,422)	(8,938)
Adjustments to reconcile net (loss) income to cash (used in) from operating activities									0	(205)	0
Net cash (used in) from operating activities of continuing operations									0	0	0
Net cash from operating activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Operating Activities									0	0	0
Capital expenditures									0	0	0
Proceeds from Sale of Property, Plant, and Equipment									0	0	0
Payments for Advance to Affiliate									5,291	25,941
Net cash (used in) from investing activities									5,291	25,941	0
Net cash used in investing activities of discontinued operations									0	0	0
Net Cash Provided by (Used in) Investing Activities									5,291	25,941	0
Proceeds from long-term debt									0	0	0
Repayments of long-term debt									0	0	0
Net intercompany (repayments) borrowings									(5,291)	(25,941)	0
Other financing activities, net									0	0	0
Net cash from (used in) financing activities									(5,291)	(25,941)	0
Effect of exchange rate changes on cash and cash equivalents									0	0	0
Net change in cash and cash equivalents									0	0	0
Cash and cash equivalents—beginning of year				$ 0	0			$ 0	0	0	0
Cash and cash equivalents—end of year	$ 0				$ 0	$ 0			$ 0	$ 0	$ 0